Annual Total Returns- Vanguard Mortgage-Backed Securities Index Fund (ETF) [BarChart] - ETF - Vanguard Mortgage-Backed Securities Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.89%	2.47%	(1.28%)	5.81%	1.43%	1.43%	2.37%	0.87%	6.17%	3.77%